Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (4,593)	$ (2,378)
Total debt	433,335	145,338
Less: Current portion	(36,489)	(11,635)
Long-term portion	396,846	133,703
Secured financing arrangements | Drybulk Segment
Debt Instrument [Line Items]
Secured Debt	95,109	0
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Secured Debt	80,027	0
Secured Credit Facilities | Tanker Segment
Debt Instrument [Line Items]
Secured Debt	121,165	0
Secured Credit Facilities | Gas Carrier Segment
Debt Instrument [Line Items]
Secured Debt	$ 141,627	$ 147,716